Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	March 31,	December 31,
	2012	2011
US Treasury bills	$39,995,022	$40,000,000
Bank deposits	8,326,529	12,238,554
Money market funds	5,439,138	5,438,816
Total	$53,760,689	$57,677,370

At March 31, 2012 and December 31, 2011, the Company had approximately $216,000 and $88,000 respectively, in Venezuela. As of March 31, 2012, 87% of bank deposits were maintained in FDIC insured accounts.